Business Combinations - Summary of Foregoing Acquisitions (Details) - USD ($)	Mar. 10, 2017	Jul. 29, 2016	Jul. 22, 2016	Jun. 23, 2016	Nov. 20, 2015
Ameri Georgia [Member]
Intangible Assets					$ 1,800,000
Goodwill					3,500,000
Cash					1,400,000
Accounts Receivable					5,600,000
Other Assets					200,000
Current Assets, total					7,300,000
Accounts Payable					1,300,000
Accrued Expenses & Other Current Liabilities					1,300,000
Current Liabilities, total					2,700,000
Net Working Capital Acquired					4,600,000
Total Purchase Price					$ 9,900,000
Bigtech Software Private Limited [Member]
Intangible Assets				$ 600,000
Goodwill				300,000
Cash
Accounts Receivable
Other Assets
Current Assets, total
Accounts Payable
Accrued Expenses & Other Current Liabilities
Current Liabilities, total
Net Working Capital Acquired
Total Purchase Price				$ 900,000
Virtuoso [Member]
Intangible Assets			$ 900,000
Goodwill			900,000
Cash
Accounts Receivable
Other Assets
Current Assets, total
Accounts Payable
Accrued Expenses & Other Current Liabilities
Current Liabilities, total
Net Working Capital Acquired
Total Purchase Price			$ 1,800,000
Ameri Arizona [Member]
Intangible Assets		$ 5,400,000
Goodwill		10,400,000
Cash
Accounts Receivable
Other Assets
Current Assets, total
Accounts Payable
Accrued Expenses & Other Current Liabilities
Current Liabilities, total
Net Working Capital Acquired
Total Purchase Price		$ 15,800,000
Ameri California [Member]
Intangible Assets	$ 3,800,000
Goodwill	5,000,000
Cash
Accounts Receivable
Other Assets
Current Assets, total
Accounts Payable
Accrued Expenses & Other Current Liabilities
Current Liabilities, total
Net Working Capital Acquired
Total Purchase Price	$ 8,800,000